Fair Value Measurements (Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Carrying (Reported) Amount, Fair Value Disclosure [Member]
7.20% Debentures	$ 148.9	$ 148.9
6.36% Bonds, including current maturities	63.4	76.0
4.65% Bonds, including current maturities	45.0	49.5
Estimate of Fair Value, Fair Value Disclosure [Member]
7.20% Debentures	165.0	155.9
6.36% Bonds, including current maturities	71.9	85.8
4.65% Bonds, including current maturities	$ 50.6	$ 53.8